                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5440
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                         MFS INTERMEDIATE INCOME TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: October 31
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                    Date of reporting period: July 31, 2007
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) INTERMEDIATE INCOME TRUST

7/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Intermediate Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/07

ISSUER                                                                                                SHARES/PAR        VALUE ($)
----------------------------------------------------------------------------------------------------------------------------------
BONDS - 93.2%
----------------------------------------------------------------------------------------------------------------------------------
AGENCY - OTHER - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 7.64%, 2010                                                          $      630,721    $    650,358
----------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 1.0%
----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., FRN, 0.987%, 2030 (i)                                         $   66,090,726    $  1,388,150
----------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.109%, 2023 (i)(n)                                                     12,374,314       1,195,482
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.364%, 2043                                   4,380,726       4,215,951
----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                       1,543,819       1,555,244
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  8,354,827
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EMERGING MARKET QUASI-SOVEREIGN - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.375%, 2008                                                    $    2,318,000    $  2,435,059
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Petronas Capital Ltd., 7.875%, 2022                                                                      1,158,000       1,365,856
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                                                                                                                      $  3,800,915
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EMERGING MARKET SOVEREIGN - 1.7%
----------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8%, 2018                                                             $      183,000    $    198,464
----------------------------------------------------------------------------------------------------------------------------------
Republic of Chile, FRN, 5.76%, 2008                                                                      2,321,000       2,323,321
----------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029                                                                         1,486,000       1,924,370
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Republic of South Africa, 5.875%, 2022                                                                   1,935,000       1,845,506
----------------------------------------------------------------------------------------------------------------------------------
State of Israel, 5.125%, 2014                                                                            5,000,000       4,864,690
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United Mexican States, 8.3%, 2031                                                                          279,000         345,123
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United Mexican States, 6.75%, 2034                                                                       2,469,000       2,592,450
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                                                                                                                      $ 14,093,924
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INTERNATIONAL MARKET QUASI-SOVEREIGN - 13.0%
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Canada Housing Trust, 4.6%, 2011                                                                CAD      3,148,000    $  2,942,430
----------------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.75%, 2010                                                          JPY    549,000,000       4,699,617
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Development Bank of Japan, 1.4%, 2012                                                           JPY  1,471,000,000      12,397,222
----------------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.6%, 2014                                                           JPY    730,000,000       6,151,509
----------------------------------------------------------------------------------------------------------------------------------
Eksportfinans A.S.A., 5.125%, 2011                                                                  $    3,780,000       3,777,278
----------------------------------------------------------------------------------------------------------------------------------
Japan Finance Corp. for Municipal Enterprises, 1.55%, 2012                                      JPY  1,523,000,000      12,974,465
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Japan Finance Corp. for Municipal Enterprises, 2%, 2016                                         JPY  2,020,000,000      17,269,202
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KfW Bankengruppe, 4.625%, 2008                                                                      $    3,525,000       3,498,862
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KfW Bankengruppe, 5.25%, 2009                                                                            7,470,000       7,501,471
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KfW Bankengruppe, 4.875%, 2009                                                                           2,800,000       2,793,826
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KfW Bankengruppe, 1.35%, 2014                                                                   JPY  1,292,000,000      10,721,626
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Landwirtschaftliche Rentenbank, 5.25%, 2012                                                         $    8,360,000       8,462,391
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Province of Ontario, 5%, 2011                                                                            5,000,000       4,984,260
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Province of Ontario, 4.75%, 2016                                                                         6,000,000       5,779,566
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                                                                                                                      $103,953,725
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INTERNATIONAL MARKET SOVEREIGN - 16.5%
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Federal Republic of Germany, 3.75%, 2015                                                        EUR     12,514,000    $ 16,498,313
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Government of Canada, 5.5%, 2009                                                                CAD      2,328,000       2,219,087
----------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 4.5%, 2015                                                                CAD      3,214,000       3,006,534
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Government of Canada, 5.75%, 2033                                                               CAD        704,000         788,686
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Kingdom of Denmark, 4%, 2015                                                                    DKK     35,576,000       6,366,081
----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009                                                             EUR      7,423,000      10,040,744
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Kingdom of Netherlands, 3.75%, 2014                                                             EUR      3,250,000       4,283,250
----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                                                   EUR      7,994,000      11,340,720
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Republic of Austria, 4.65%, 2018                                                                EUR      5,862,000       8,158,537
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Republic of Finland, 5.375%, 2013                                                               EUR      2,894,000       4,159,585
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Republic of France, 4.75%, 2012                                                                 EUR      5,214,000       7,257,886
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Republic of France, 5%, 2016                                                                    EUR     12,548,000      17,906,573
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Republic of Ireland, 4.6%, 2016                                                                 EUR     12,003,000      16,606,292
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United Kingdom Treasury, 5.75%, 2009                                                            GBP      1,052,000       2,149,494
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United Kingdom Treasury, 5%, 2012                                                               GBP      7,867,000      15,770,080
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United Kingdom Treasury, 8%, 2015                                                               GBP      2,398,000       5,757,668
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                                                                                                                      $132,309,530
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MAJOR BANKS - 0.1%
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SG Capital Trust I, 7.875% to 2010, FRN to 2049                                                 EUR        375,000    $    546,847
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MORTGAGE BACKED - 21.2%
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Fannie Mae, 3.92%, 2008                                                                             $    6,580,000    $  6,547,235
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Fannie Mae, 5.78%, 2008                                                                                  2,795,605       2,792,614
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Fannie Mae, 4.56%, 2010                                                                                  1,415,952       1,395,849
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Fannie Mae, 6.022%, 2010                                                                                 6,800,000       6,960,078
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Fannie Mae, 4.506%, 2011                                                                                 6,837,436       6,689,973
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Fannie Mae, 4.845%, 2013                                                                                 2,065,932       2,021,340
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Fannie Mae, 4.666%, 2014                                                                                 4,267,739       4,124,839
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Fannie Mae, 4.839%, 2014                                                                                 3,954,126       3,851,444
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Fannie Mae, 5.412%, 2014                                                                                 1,980,875       2,000,985
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Fannie Mae, 4.62%, 2015                                                                                    964,452         924,283
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Fannie Mae, 4.925%, 2015                                                                                 2,149,903       2,097,973
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Fannie Mae, 4%, 2016                                                                                     4,232,614       4,134,877
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Fannie Mae, 5.395%, 2016                                                                                 1,379,768       1,378,460
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Fannie Mae, 5.424%, 2016                                                                                 2,460,306       2,474,392
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Fannie Mae, 6%, 2016 - 2034                                                                             13,088,695      13,049,681
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Fannie Mae, 5.32%, 2017                                                                                  1,047,788       1,043,802
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Fannie Mae, 5.5%, 2017 - 2035                                                                           24,452,760      23,941,587
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Fannie Mae, 5%, 2018 - 2025                                                                              8,367,838       8,199,362
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Fannie Mae, 4.5%, 2019                                                                                   9,085,785       8,684,333
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Fannie Mae, 6.5%, 2031                                                                                   5,983,248       6,102,058
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Freddie Mac, 5.5%, 2017 - 2026                                                                          18,137,906      18,034,893
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Freddie Mac, 6%, 2017 - 2034                                                                             2,717,323       2,733,838
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Freddie Mac, 5%, 2019 - 2027                                                                            35,810,352      35,459,590
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Freddie Mac, 3%, 2021                                                                                    1,506,083       1,495,603
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Freddie Mac, 4%, 2024                                                                                    1,806,672       1,775,227
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Ginnie Mae, 6%, 2033                                                                                     2,230,021       2,232,621
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                                                                                                                      $170,146,937
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SUPRANATIONAL - 1.5%
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Central American Bank, 4.875%, 2012 (n)                                                             $    3,000,000    $  2,911,608
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Corporacion Andina de Fomento, 6.875%, 2012                                                              6,000,000       6,323,880
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Corporacion Andina de Fomento, 5.2%, 2013                                                                3,000,000       2,933,469
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                                                                                                                      $ 12,168,957
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U.S. GOVERNMENT AGENCIES - 17.1%
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Aid-Egypt, 4.45%, 2015                                                                                   3,963,000    $  3,755,458
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Fannie Mae, 6.625%, 2007                                                                                 5,000,000       5,012,420
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Fannie Mae, 6%, 2008                                                                                    10,000,000      10,061,640
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Fannie Mae, 4.25%, 2009                                                                                  5,000,000       4,943,335
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Fannie Mae, 6.375%, 2009                                                                                 7,000,000       7,177,345
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Farmer Mac, 5.5%, 2011 (n)                                                                               6,070,000       6,131,568
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Federal Home Loan Bank, 5%, 2008                                                                        17,000,000      16,983,272
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Freddie Mac, 4.125%, 2010                                                                               18,994,000      18,540,309
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Freddie Mac, 6.875%, 2010                                                                                6,337,000       6,672,779
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Freddie Mac, 5.125%, 2012                                                                               19,240,000      19,252,333
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Small Business Administration, 5.34%, 2021                                                               5,299,760       5,320,963
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Small Business Administration, 6.34%, 2021                                                               2,110,286       2,165,074
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Small Business Administration, 6.35%, 2021                                                               3,025,681       3,104,552
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Small Business Administration, 6.44%, 2021                                                               1,968,015       2,023,506
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Small Business Administration, 6.625%, 2021                                                              2,455,339       2,535,508
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Small Business Administration, 4.93%, 2024                                                               2,205,760       2,148,229
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Small Business Administration, 5.36%, 2025                                                               2,538,781       2,522,145
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Small Business Administration, 5.39%, 2025                                                               1,824,588       1,815,324
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U.S. Department of Housing & Urban Development, 5.53%, 2008                                             11,000,000      11,048,895
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U.S. Department of Housing & Urban Development, 7.198%, 2009                                             6,000,000       6,257,304
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                                                                                                                      $137,471,959
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U.S. TREASURY OBLIGATIONS - 20.1%
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U.S. Treasury Notes, 6.125%, 2007 (f)                                                               $    5,000,000    $  5,001,560
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U.S. Treasury Notes, 6.5%, 2010                                                                          4,500,000       4,706,366
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U.S. Treasury Notes, 4.25%, 2010                                                                        15,400,000      15,262,848
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U.S. Treasury Notes, 10.375%, 2012                                                                      29,100,000      29,552,418
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U.S. Treasury Notes, 12%, 2013                                                                          30,000,000      32,177,340
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U.S. Treasury Notes, 4.25%, 2013                                                                        39,000,000      38,137,749
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U.S. Treasury Notes, 4%, 2014                                                                            9,500,000       9,133,357
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U.S. Treasury Notes, 4.75%, 2014                                                                         3,770,000       3,781,193
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U.S. Treasury Notes, 4.25%, 2014                                                                        24,000,000      23,306,256
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                                                                                                                      $161,059,087
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UTILITIES - ELECTRIC POWER - 0.4%
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HQI Transelec Chile S.A., 7.875%, 2011                                                              $    2,926,000    $  3,093,133
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  TOTAL BONDS                                                                                                         $747,650,199
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SHORT-TERM OBLIGATIONS - 6.6% (y)
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Barton Capital LLC, 5.35%, due 8/01/07 (t)                                                          $   32,078,000    $ 32,078,000
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Citigroup Funding, Inc., 5.35%, due 8/01/07                                                             20,498,000      20,498,000
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  TOTAL SHORT-TERM OBLIGATIONS                                                                                        $ 52,576,000
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  TOTAL INVESTMENTS(k)                                                                                                $800,226,199
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OTHER ASSETS, LESS LIABILITIES - 0.2%                                                                                    1,827,954
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  NET ASSETS - 100.0%                                                                                                 $802,054,153
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(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the trust receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of July 31, 2007, the trust held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $746,454,717 and 93.28% of market value. An independent pricing service provided an evaluated bid for 93.11% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,238,658, representing 1.3% of net assets.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of
    1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD       Australian Dollar
CAD       Canadian Dollar
DKK       Danish Krone
EUR       Euro
GBP       British Pound
JPY       Japanese Yen

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERMEDIATE INCOME TRUST

SUPPLEMENTAL INFORMATION (UNAUDITED) 7/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $827,002,517
                                                                  ============
Gross unrealized appreciation                                     $  5,642,007
Gross unrealized depreciation                                      (32,418,325)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $(26,776,318)
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

DERIVATIVES

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 7/31/07

Appreciation and Depreciation in the table below are reported by currency.

                                                                                     NET UNREALIZED
                        CONTRACTS TO    SETTLEMENT                      CONTRACTS     APPRECIATION
    TYPE   CURRENCY   DELIVER/RECEIVE   DATE RANGE   IN EXCHANGE FOR     AT VALUE    (DEPRECIATION)
---------------------------------------------------------------------------------------------------
APPRECIATION
    Buy       AUD          1,013,154    08/03/2007     $   850,968     $   867,480    $    16,512
    Sell      AUD             93,549    09/19/2007          79,981          80,074             93
    Sell      CAD          9,949,199    09/17/2007       9,496,595       9,352,503        144,092
    Buy       EUR                996    09/17/2007           1,339           1,366             27
                                                                                      -----------
                                                                                      $   160,724
                                                                                      ===========
DEPRECIATION
    Buy       AUD             93,549    08/03/2007     $    80,190     $    80,099    $       (92)
    Sell      AUD          1,106,703    08/03/2007         908,382         947,579        (39,197)
    Sell      DKK         35,313,843    08/13/2007       6,356,578       6,500,195       (143,617)
    Sell      EUR         71,590,309    09/19/2007      95,571,630      98,167,720     (2,596,090)
    Buy       GBP            218,551    09/19/2007         448,441         444,361         (4,080)
    Sell      GBP         11,835,233    09/19/2007      23,340,855      24,063,522       (722,667)
    Sell      JPY      7,695,511,660    09/18/2007      63,330,768      65,189,075     (1,858,307)
                                                                                      -----------
                                                                                      $(5,364,050)
                                                                                      ===========

Futures contracts outstanding at 7/31/07

                                                                              UNREALIZED
                                                              EXPIRATION     APPRECIATION
DESCRIPTION                        CONTRACTS       VALUE         DATE       (DEPRECIATION)
------------------------------------------------------------------------------------------
U.S. Treasury Note 10 yr (Long)        90       $9,667,969      Sep-07          $65,779

At July 31, 2007, the trust had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS INTERMEDIATE INCOME TRUST

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of July 31, 2007, are as follows:

-----------------------------------------
United States                       67.4%
-----------------------------------------
Japan                                6.7%
-----------------------------------------
Germany                              6.2%
-----------------------------------------
France                               3.3%
-----------------------------------------
United Kingdom                       3.0%
-----------------------------------------
Canada                               2.5%
-----------------------------------------
Ireland                              2.1%
-----------------------------------------
Netherlands                          1.8%
-----------------------------------------
Spain                                1.5%
-----------------------------------------
Other Countries                      5.5%
-----------------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: September 13, 2007
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: September 13, 2007
      ------------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 13, 2007
      ------------------


* Print name and title of each signing officer under his or her signature.